Exempt Party-in-Interest Transactions (PII)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions (PII)	Exempt Party-in-Interest Transactions (PII)
The Plan holds shares in BrokerageLink which are self-directed brokerage accounts managed by Fidelity, the trustee of the Plan. The Plan also invests a significant portion of the Duke Energy Common Stock Fund in shares of Duke Energy Common Stock totaling $1,041 million and $1,051 million as of December 31, 2025 and 2024, respectively. The Plan earned dividends thereon of $39 million for the year ended December 31, 2025. These transactions qualify as PII transactions; however, they satisfy an exemption from the prohibited transaction rules under ERISA.